SHARE CAPITAL (Tables)	9 Months Ended
Sep. 30, 2013
SHARE CAPITAL [Abstract]
Schedule of Stock Option Plan Activity
A summary of the status of the Company's option plans as of September 30, 2013 (unaudited) and December 31, 2012 and the changes during the period ended on that dates is presented below:

	Nine months ended September 30, 2013 (Unaudited)
	Amount of options	Weighted average exercise price	Aggregate intrinsic value

Options outstanding at beginning of period	17,625,460	1.24
Changes during the period:
Granted	973,500	1.27
Exercised	(5,000)	2.64
Forfeited or cancelled	(1,965,093)	2.25
Options outstanding at the period end	16,628,867	1.12	2,452

Options vested and expected to vest at the period end	15,830,308	1.12	2,406

Options exercisable at the period end	9,974,207	1.06	2,068

	Year ended December 31, 2012
	Amount of options	Weighted average exercise price	Aggregate intrinsic value

Options outstanding at beginning of year	14,762,980	1.35
Changes during the year:
Granted	7,476,000	1.21
Exercised	(1,250)	1.30
Forfeited or cancelled	(4,612,270)	1.50
Options outstanding at the year end	17,625,460	1.24	$2,587

Options vested and expected to vest at the year end	14,724,137	1.25	$2,385

Options exercisable at the year end	8,804,214	1.28	$1,973

Schedule of Stock Options Outstanding by Exercise Price Range
The options outstanding as of September 30, 2013 (unaudited) and   December 31, 2012, have been separated into ranges of exercise prices, as follows:

Range of exercise prices	Options outstanding as of September 30, 2013	Weighted average remaining contractual term	Weighted average exercise price	Options exercisable as of September 30, 2013	Weighted average remaining contractual term	Weighted average exercise price
$		years	$		years	$

0 - 0.99	2,648,479	3.15	0.91	2,648,479	3.15	0.91
1.00 - 1.99	13,974,388	4.93	1.16	7,319,728	4.10	1.12
2.00 - 2.99	6,000	0.10	2.10	6,000	0.10	2.10
3.00 and above	-	-	-	-	-	-
	16,628,867	4.64		9,974,207	3.85

Range of exercise prices	Options outstanding as of December 31, 2012	Weighted average remaining contractual term	Weighted average exercise price	Options exercisable as of December 31, 2012	Weighted average remaining contractual term	Weighted average exercise price
$		years	$		years	$

0.90 - 1.49	17,058,726	5.28	1.12	8,237,480	4.18	1.03
1.50 - 2.99	457,400	0.45	1.98	457,400	0.45	1.98
3.00 - 8.99	325	0.22	8.55	325	0.22	8.55
9.00 - 10.99	17,587	0.20	10.93	17,587	0.20	10.93
11.00 and above	91,422	0.24	18.55	91,422	0.24	18.55
	17,625,460	5.13		8,804,214	3.94